SCHEDULE OF SHARE CAPITAL (Details) - shares		Dec. 31, 2025	Dec. 31, 2024
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]	817,549,003,406,601,232,640	1,392
Number of shares issued and outstanding	[1]	1,795,943	95
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]	200,000,000,000	200,000,000,000
Number of shares issued and outstanding	[1]
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]	25,000	25,000
Number of shares issued and outstanding	[1]	25,000	25,000
New deferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]	7,999,999,999,999,982,413,677
Number of shares issued and outstanding	[1]

[1]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958 , 1-for-8 and 1:4.8828125 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025 and February 17, 2026 respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1.F- 1.K and 26.3.